Trade and Other Receivables and Prepayments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Trade and Other Receivables and Prepayments

	As of December 31,
	2017	2018	2018
	RMB’000	RMB’000	US$’000
Trade receivables	587,510	526,974	76,644
Prepayments to raw material suppliers	206,179	169,439	24,644
Receivables from sales of scrap materials	62,996	54,192	7,882
Value-added tax and other taxes receivable	37,290	19,400	2,822
Income tax recoverable	4,138	4,138	602
Other receivables	2,049	2,330	338

	900,162	776,473	112,932

Aged Analysis of Trade Receivables

	As of December 31,
	2017	2018	2018
	RMB’000	RMB’000	US$’000

0 - 30 days	272,156	261,320	38,007
31 - 60 days	205,571	202,334	29,427
61 - 90 days	109,783	63,320	9,210

	587,510	526,974	76,644

Ageing Analysis of Trade Receivables That are Neither Individually nor Collectively Considered to be Impaired

The ageing analysis of trade receivables that are neither individually nor collectively considered to be impaired are as follows:

	As of December 31,
	2017	2018	2018
	RMB’000	RMB’000	US$’000
Neither past due nor impaired	587,510	526,974	76,644

Past due but not impaired
Less than 1 month past due	—	—	—
1 to 3 months past due	—	—	—

	587,510	526,974	76,644

Trade Receivables Denominated in Currency other than the Functional Currency	Trade receivables denominated in currency other than the functional currency of the relevant group entities are set out below:

	2017	2018	2018
	RMB’000	RMB’000	US$’000

US$	33,423	34,967	5,086